Derivative Financial Instruments - Fair Values of Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	$ 39,747	$ 12,283
Liability Derivatives	19,127	5,961
Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	21,361	4,413
Liability Derivatives	0	384
Designated as Hedging Instrument | Interest rate cap agreements - securities available for sale | Other assets
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	931	0
Designated as Hedging Instrument | Interest rate cap agreements - securities available for sale | Other liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Liability Derivatives	0	0
Designated as Hedging Instrument | Fixed Income Interest Rate | Pay-fixed interest rate swap agreements | Other assets
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	20,430	4,413
Designated as Hedging Instrument | Fixed Income Interest Rate | Pay-fixed interest rate swap agreements | Other liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Liability Derivatives	0	384
No hedge designation
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	18,386	7,870
Liability Derivatives	19,127	5,577
No hedge designation | Interest rate cap agreements - securities available for sale | Other assets
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	0	35
No hedge designation | Interest rate cap agreements - securities available for sale | Other liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Liability Derivatives	0	0
No hedge designation | Rate-lock mortgage loan commitments | Other assets
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	0	2,140
No hedge designation | Rate-lock mortgage loan commitments | Other liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Liability Derivatives	1,056	0
No hedge designation | Mandatory commitments to sell mortgage loans | Other assets
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	315	0
No hedge designation | Mandatory commitments to sell mortgage loans | Other liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Liability Derivatives	0	68
No hedge designation | Interest rate swaption agreement | Other assets
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	0	186
No hedge designation | Interest rate swaption agreement | Other liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Liability Derivatives	0	0
No hedge designation | Fixed Income Interest Rate | Pay-fixed interest rate swap agreements | Other assets | Commercial
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	17,567	165
No hedge designation | Fixed Income Interest Rate | Pay-fixed interest rate swap agreements | Other liabilities | Commercial
Derivative Instruments, Gain (Loss) [Line Items]
Liability Derivatives	504	5,344
No hedge designation | Variable Income Interest Rate | Pay-fixed interest rate swap agreements | Other assets | Commercial
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	504	5,344
No hedge designation | Variable Income Interest Rate | Pay-fixed interest rate swap agreements | Other liabilities | Commercial
Derivative Instruments, Gain (Loss) [Line Items]
Liability Derivatives	$ 17,567	$ 165